Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accrued liabilities
Accrued expenses comprise of:

(in thousands of $)	December 31, 2024	December 31, 2023
Accrued interest (1)	5,411	1,318
Accrued operating expenses	764	724
Dividend payable (2)	439	—
Other accrued expenses (3)	615	489
	7,229	2,531

(1) Accrued interest relates to unpaid interest on the sale and leaseback facilities for “Mount Bandeira”, “Mount Elbrus”, “Mount Hua”, “Mount Matterhorn”, “Mount Neblina”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”. Bareboat payments on the leases for these vessels are paid in arrears.

(2) In December 2024, the Board approved a cash distribution of $0.01 per share for November 2024 which was paid in January 2025.

(3) Other accrued expenses include accruals for commissions, audit fees, legal fees and management fees.